Investment Risks - Investments in future delivery contracts [Member]	Aug. 22, 2025
The Bond Fund of America | The Bond Fund of America
Prospectus [Line Items]
Risk [Text Block]

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

U.S. Government Securities Fund | U.S. Government Securities Fund
Prospectus [Line Items]
Risk [Text Block]

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

American Funds Managed Risk Growth Portfolio | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Risk [Text Block]

Investments in future delivery contracts — The underlying funds may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. The underlying fund may choose to roll these transactions in lieu of settling them.

When the underlying fund rolls the purchase of these types of future delivery transactions, the underlying fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the underlying fund rolls the sale of these transactions rather than settling them, the underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the underlying fund.